System Fund and reimbursables - Summary of System Fund Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
System Fund And Reimbursables [Line Items]
Depreciation and amortisation	$ 79	$ 80	$ 83
Impairment loss on trade receivables (note 16)	19	9
Exceptional items
System Fund And Reimbursables [Line Items]
Global efficiency programme	12	0	0
System Fund
System Fund And Reimbursables [Line Items]
Marketing	542	520	498
Staff costs (excluding costs relating to the global efficiency programme)	424	436	399
Global efficiency programme	10	0	0
Depreciation and amortisation	79	80	83
Impairment loss on trade receivables (note 16)	19	9	0
Other net impairment charges (note 11)	$ 0	$ 3	$ 0